Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash, including amounts held by variable interest entities (VIEs) of $0 and $390	$ 201,763	$ 19,406
Restricted cash, including amounts held by VIEs of $39,396 and $0	44,461	1,521
Receivables	153,741	68,794
Allowance for losses on receivables	(22,323)	(9,127)
Receivables, net, including amounts held by VIEs of $92,796 and $52,264	131,418	59,667
Property and equipment, net	1,801	502
Intangible assets, net	25,124	9,275
Goodwill	52,541	21,565
Other assets	34,430	11,707
Total assets	491,538	123,643
Liabilities:
Secured loans	43,591	24,395
Accounts payable and accrued liabilities	63,453	20,968
Subordinated convertible notes, at fair value		14,000
Related party loan		5,000
Warrant liability	8,260	24,667
Other debt, including amounts held by VIEs of $143,000 and $0	143,000	3,207
Total liabilities	258,304	92,237
Commitments and contingencies (Note 17)
Redeemable convertible preferred stock (Series A-1, A-2, A-3, B, B-2, C, C-1), $0.0001 par value; 0 and 7,471,198 shares authorized, 0 and 7,085,923 issued and outstanding at December 31, 2021 and December 31, 2020; aggregate liquidation preference of $0 and $288,183 at December 31, 2021 and December 31, 2020(1)		288,183
Redeemable noncontrolling interests		71,852
Stockholders’ equity (deficit):
Class A Common Stock, $0.0001 par value; 2,000,000,000 and 0 shares authorized as of December 31, 2021 and December 31, 2020, respectively, 231,452,448 and 230,482,448 issued and outstanding, respectively, as of December 31, 2021 and 0 issued and outstanding as of December 31, 2020	23
Additional paid-in capital	708,175
Accumulated deficit	(465,264)	(327,629)
Treasury stock at cost, 970,000 and 44,924 shares at December 31, 2021 and December 31, 2020, respectively	(9,700)	(1,000)
Total stockholders’ equity (deficit)	233,234	(328,629)
Total liabilities, redeemable convertible preferred stock, redeemable noncontrolling interests and stockholders’ equity (deficit)	$ 491,538	$ 123,643